AQR FUNDS

Supplement dated March 16, 2016 (“Supplement”)

to the Class R6 Shares Summary Prospectus dated May 1, 2015 (the “Summary Prospectus”),

of the AQR Long-Short Equity Fund (the “Fund”)

This Supplement updates certain information contained in the Summary Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective March 16, 2016, the section entitled “Portfolio Managers” on page 7 of the Summary Prospectus is hereby deleted and replaced in its entirety with the following:

Name	Portfolio Manager of the Fund Since	Title

Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser

Andrea Frazzini, Ph.D., M.S.	July 16, 2013	Principal of the Adviser

Jacques A. Friedman, M.S.	July 16, 2013	Principal of the Adviser

Hoon Kim, Ph.D., M.B.A., CFA	March 16, 2016	Principal of the Adviser

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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